Cover Page	12 Months Ended
Dec. 31, 2020
Cover [Abstract]
Document Type	S-4/A
Entity Registrant Name	Jaws Acquisition Corp.
Entity Central Index Key	0001800682
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false